Cash and Cash Equivalents, Continuing Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 61,935	$ 47,847	$ 49,799
Noninterest-bearing deposits
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	34,498	2,953
Short-Term Money Market Funds
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 27,437	$ 44,894